Contingencies and restrictions (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of contingent liabilities [line items]
Equity	$ 2,247,468	$ 2,307,272	$ 2,400,356	$ 2,292,515
Soc. Comercial el Mimbral [Member]
Disclosure of contingent liabilities [line items]
Equity	$ 2,247,468	$ 2,307,272
Net debt to earnings before interest depreciation and amortization ratio	0.27	0.58
Financial leverage ratio	0.91	0.83
Debt to net current assets ratio	0.03	0.02